POST-RETIREMENT BENEFITS - Defined Contribution Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Post-employment benefit expense, defined contribution plans	$ 75	$ 41